Business Combinations - Additional Information (Detail)	3 Months Ended
	Sep. 30, 2016 USD ($)	Mar. 31, 2016 T
Colorado | Minimum
Business Combinations [Line Items]
Acquisition of mineral reserves | T		500,000,000
Central Texas | Ratliff
Business Combinations [Line Items]
Ownership interest percentage under equity method, prior to acquisition	40.00%
Gain resulting from remeasure of existing interest to fair value upon closing of transaction | $	$ 5,863,000